Equity incentive plan (Details Narrative) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair value of stock	$ 9.06		$ 9.06		$ 4.08	$ 4.08
Fir value of shares			$ 1,400		$ 700	$ 100
Compensation costs	$ 600	$ 100	2,900	$ 200	500	$ 900
Unrecognized compensation cost	1,800		$ 1,800		$ 1,100
Weighted-average period			3 years 2 months 12 days		2 years 7 months 13 days
Number of shares awarded					203,750	57,792
Compensation cost	$ 100	$ 100	$ 500	$ 400	$ 300	$ 200